Unaudited interim condensed consolidated statements of cash flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating activities
Loss before taxes	€ (4,889)	€ (8,607)
Adjustments to reconcile loss to cash flow from operating activities
Amortization and depreciation	3,286	2,084
Interest expense	259	449
Expected credit loss allowances on trade receivables and contract assets	95	1,174
Share-based payment expenses	2,042	1,057
Other non-cash items	(184)	(192)
Changes in operating assets and liabilities
Inventories	2,083	(4,040)
Trade receivables and contract assets	500	773
Other assets	(941)	(234)
Trade payables	(6,638)	1,619
Other liabilities	4,629	1,751
Cash flow from / (used in) operating activities	242	(4,166)
Investing activities
Cash paid for investments in intangible assets	(1,326)	(1,191)
Cash paid for investments in property, plant and equipment	(1,970)	(644)
Grants received for investment in property, plant and equipment	0	207
Cash flow used in investing activities	(3,296)	(1,628)
Financing activities
Cash received from loans	1,587	414
Cash repayments of loans	(185)	(1,060)
Cash repayments of lease liabilities	(1,222)	(1,044)
Interest paid	(61)	(230)
Cash flow from / (used in) financing activities	119	(1,920)
Changes in cash and cash equivalents	(2,935)	(7,714)
Cash and cash equivalents at the beginning of the period	48,156	41,095
Cash and cash equivalents at the end of the period	€ 45,221	€ 33,381